Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 101.11
Options Outstanding
Number of options outstanding (in shares) | shares	4.2
Weighted-average years to expiration of options outstanding	6 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 79.73
Aggregate intrinsic value of options outstanding | $	$ 94
Options Exercisable
Number of options exercisable (in shares) | shares	1.9
Weighted average exercise price of options exercisable (in dollars per share)	$ 63.91
Aggregate intrinsic value of options exercisable | $	$ 71
Weighted-average years to expiration of options exercisable	5 years
Range of Exercise Prices 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 20.96
Ceiling of exercise price range (in dollars per share)	$ 45.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.4
Weighted-average years to expiration of options outstanding	1 year 10 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 32.98
Aggregate intrinsic value of options outstanding | $	$ 26
Options Exercisable
Number of options exercisable (in shares) | shares	0.4
Weighted average exercise price of options exercisable (in dollars per share)	$ 32.98
Aggregate intrinsic value of options exercisable | $	$ 26
Range of Exercise Prices 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 45.01
Ceiling of exercise price range (in dollars per share)	$ 65.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.5
Weighted-average years to expiration of options outstanding	4 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 55.85
Aggregate intrinsic value of options outstanding | $	$ 26
Options Exercisable
Number of options exercisable (in shares) | shares	0.5
Weighted average exercise price of options exercisable (in dollars per share)	$ 55.85
Aggregate intrinsic value of options exercisable | $	$ 26
Range of Exercise Prices 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 65.01
Ceiling of exercise price range (in dollars per share)	$ 85.00
Options Outstanding
Number of options outstanding (in shares) | shares	1.2
Weighted-average years to expiration of options outstanding	6 years 7 months 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 75.20
Aggregate intrinsic value of options outstanding | $	$ 31
Options Exercisable
Number of options exercisable (in shares) | shares	0.7
Weighted average exercise price of options exercisable (in dollars per share)	$ 75.82
Aggregate intrinsic value of options exercisable | $	$ 17
Range of Exercise Prices 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 85.01
Ceiling of exercise price range (in dollars per share)	$ 105.00
Options Outstanding
Number of options outstanding (in shares) | shares	1.6
Weighted-average years to expiration of options outstanding	8 years
Weighted average exercise price of options outstanding (in dollars per share)	$ 94.44
Aggregate intrinsic value of options outstanding | $	$ 11
Options Exercisable
Number of options exercisable (in shares) | shares	0.3
Weighted average exercise price of options exercisable (in dollars per share)	$ 92.40
Aggregate intrinsic value of options exercisable | $	$ 2
Range of Exercise Prices 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 105.01
Ceiling of exercise price range (in dollars per share)	$ 122.96
Options Outstanding
Number of options outstanding (in shares) | shares	0.5
Weighted-average years to expiration of options outstanding	9 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 109.21
Aggregate intrinsic value of options outstanding | $	$ 0
Options Exercisable
Number of options exercisable (in shares) | shares	0.0
Weighted average exercise price of options exercisable (in dollars per share)	$ 108.22
Aggregate intrinsic value of options exercisable | $	$ 0